ACQUISITIONS - Schedule of Pro Forma Information (Details) - Adelia $ in Thousands	12 Months Ended
Mar. 31, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Revenue	$ 0
Net loss	(1,876)
Revenue	0
Net loss	$ (3,191)